GENERAL - Reconciliation of Partnership's Weighted Average Number of Common Limited Partner Units (Detail) - shares shares in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2020 [2]	Mar. 31, 2019		Dec. 31, 2019		Dec. 31, 2018 [1]
Weighted average number of common limited partner units-basic		38,031				37,959
Weighted average number of common limited partner units-diluted		38,031				37,959
Weighted average number of outstanding common shares-basic	94,472	38,031	[2]	39,614	[1]
Weighted average number of outstanding common shares-diluted	94,472	38,031	[2]	39,677	[1]
Stock options
Plus effect of dilutive incentive awards of common limited partner units				63

[1]	For the period prior to the C-Corporation Conversion, represents weighted average number of common limited partner units outstanding and for the period following the C-Corporation Conversion, represents weighted average number of common shares outstanding.
[2]	For the three months ended March 31, 2020, represents weighted average number of common shares outstanding and for the three months ended March 31, 2019, represents weighted average number of common limited partner units outstanding.